CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Research and development costs	£ (6,203)	£ (9,916)	£ (12,075)	£ (15,844)
General and administrative costs	(2,315)	(2,130)	(7,616)	(3,961)
Operating loss	(8,518)	(12,046)	(19,691)	(19,805)
Finance income	141	1,011	532	2,202
Finance expense	(395)	(36)	(447)	(187)
Loss before taxation	(8,772)	(11,071)	(19,606)	(17,790)
Taxation - credit	1,422	2,099	2,683	3,412
Loss for the year	(7,350)	(8,972)	(16,923)	(14,378)
Other comprehensive income / (loss):
Exchange differences on translating foreign operations	3	14	43	1
Total comprehensive loss attributable to owners of the Company	£ (7,347)	£ (8,958)	£ (16,880)	£ (14,377)
Loss per ordinary share - basic and diluted (pence per share)	£ (6.90)	£ (8.50)	£ (16.00)	£ (13.70)